4. Segment Reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting
Segment Reporting
(i)	Information about reportable segment

The Company is active in the discovery, pre-clinical and clinical development of antibodies based on its core technology. The activities are either conducted as own project development or for third party companies. Management of resources and reporting to the chief operating decision maker is based on the Company as a whole.

(ii)	Geographic information

The geographic information below analyzes the Company’s revenue and non-current assets by country. In presenting the following information, segment revenue has been based on the geographic location of the customers and segment assets were based on the geographic location of the assets.

Discovery activities and research services are conducted in both the Heidelberg and Plzen premises. Pre-clinical and clinical activities are conducted and coordinated from Heidelberg.

	2015	2016	2017
Revenues:
Germany	125	6	80
Europe	711	1,397	1,236
USA	6,725	4,911	694
	7,562	6,314	2,010

Non-current assets as of December 31:
Germany		618	957
Czech Republic		259	221
		877	1,178

(iii)	Major Customers

For the years ended December 31, 2015, 2016 and 2017, the Company’s revenue with two, three and four customers, respectively, exceeded 10% of total revenues.